CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
VOYAGE REVENUES (Note 3):	$ 136,415	$ 190,770	$ 275,429	$ 369,669
EXPENSES:
Voyage expenses	47,567	35,412	94,866	68,120
Charter hire expense	6,325	5,421	12,443	10,561
Vessel operating expenses	46,169	42,705	87,652	88,194
Depreciation and amortization	35,798	34,503	70,850	69,331
General and administrative expenses	7,627	7,665	14,471	15,269
Loss on sale of vessels (Note 4)	5,817	4,688	5,817	3,050
Impairment charges (Note 4)	(0)	13,450	(0)	13,450
Total expenses	149,303	143,844	286,099	267,975
Operating (loss) income	(12,888)	46,926	(10,670)	101,694
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(7,525)	(13,881)	(14,568)	(47,474)
Interest income	200	120	327	511
Other, net	(80)	108	(192)	517
Total other expenses, net	(7,405)	(13,653)	(14,433)	(46,446)
Net (loss) income	(20,293)	33,273	(25,103)	55,248
Less: Net loss (income) attributable to the non-controlling interest	629	(1,794)	618	(2,545)
Net (loss) income attributable to Tsakos Energy Navigation Limited	(19,664)	31,479	(24,485)	52,703
Effect of preferred dividends	(8,230)	(9,422)	(16,379)	(19,064)
Undistributed income to Series G participants	0	(1,653)	0	(2,219)
Deemed dividend on partially redeemed Series G Convertible Preferred Shares	0	0	(1,713)	0
Net (loss) income attributable to common stockholders of Tsakos Energy Navigation Limited	$ (27,894)	$ 20,404	$ (42,577)	$ 31,420
(Loss) Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (1.49)	$ 1.07	$ (2.31)	$ 1.64
Weighted average number of shares, basic and diluted	18,660,333	19,087,556	18,433,070	19,105,159